Provisions	12 Months Ended
Dec. 31, 2023
Provisions.
Provisions

(13) Provisions

- Accounting principles -

Provisions are recognized as a result of past events, if the Group has:

●	a present legal or constructive obligation,
●	the amount can be estimated reliably, and,
●	it is more likely than not that an outflow of resources will be required to settle the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from such a contract are lower than the unavoidable expenses of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected expenses of terminating the contract and the expected net expense of continuing with the contract. Before a provision is established, the Group recognizes any impairment expense on the assets associated with that contract.

- Provision -

The current provisions consist of the following:

	December 31,	December 31,
in k€	2023	2022
Other personnel expenses	41,490	47,490
Pensions	2,184	1,730
Other provision	1,491	5,190
Total current provisions	45,165	54,410

The non-current provisions consist of the following:

	December 31,	December 31,
in k€	2023	2022
Pensions	11,985	12,531
Other personnel expenses	2,164	1,209
Other provisions	1,913	2,687
Total non-current provisions	16,063	16,427

The following table summarizes the development of total provisions recorded during 2023:

					Foreign
	Jan 1,	Business			currency		Dec 31,
	2023	combination	Consumption	Release	exchange	Additions	2023
	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	48,699	—	37,851	10,858	91	43,573	43,654
Pensions	14,261	—	735	579	8	1,215	14,170
Other provisions	7,877	—	1,011	4,588	(179)	1,303	3,404
Total	70,837	—	39,596	16,025	(80)	46,091	61,228

The following table summarizes the development of total provisions recorded during 2022:

					Foreign
	Jan 1,	Business			currency		Dec 31,
	2022	combination	Consumption	Release	exchange	Additions	2022
	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	36,012	419	23,105	3,374	(2,525)	41,272	48,699
Pensions	14,428	553	1,629	1,404	(12)	2,325	14,261
Other provisions	6,841	287	1,103	3,182	(63)	5,097	7,877
Total	57,281	1,259	25,837	7,960	(2,600)	48,694	70,837

The provision for personnel expenses mainly consists of bonus accruals (December 31, 2023: € 13,817k; December 31, 2022: € 26,704k) and accrued vacation (December 31, 2023: € 18,454k; December 31, 2022: € 16,637k). The provision for pensions mainly relates to pensions in France (see Note 12).

The other provisions mainly consist of earn-out provisions (December 31, 2023: € 311k; 31 December 2022: € 306k), audit fees (December 31, 2023: € 1,964k; December 31, 2022: € 2,111k) and maintenance fees (December 31, 2023: € 376k; December 31, 2022: € 1,483k).